Document and Entity Information	12 Months Ended
Jan. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	CALVERT FUND
Central Index Key	0000701039
Amendment Flag	false
Document Creation Date	Nov 1, 2012
Document Effective Date	Nov 1, 2012
Prospectus Date	Jan 31, 2012

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert Long-Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert Ultra-Short Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Retail | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Institutional | Calvert Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Institutional | Calvert Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Institutional | Calvert Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Institutional | Calvert High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf2_SupplementTextBlock

SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT FUND
Prospectus Date	rr_ProspectusDate	Jan 31, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012